Income Taxes (Details) - USD ($) $ in Millions		3 Months Ended												6 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 6,101.1
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[2]														(16.5)
Federal:
Current															(4.0)	$ (30.7)	$ 107.3
Deferred															856.6	(28.8)	774.8
Total Federal															901.2	(41.9)	882.1
State and Local:
Current															16.0	(10.5)	14.5
Deferred															44.9	(21.2)	23.0
Total State and Local															68.5	(31.8)	37.5
Income Tax Expense (Credit)															969.7	(73.7)	919.6
Income Tax Expense:
Deferred															901.5	(50.0)	808.2
Income Tax Expense (Credit)															969.7	(73.7)	919.6
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		$ 401.8	$ 556.7	$ 376.2	$ 594.2	$ 375.2		$ (764.2)	[3]	$ 503.9		$ 503.1			1,928.9	618.0	2,052.3
Discontinued Operations						0.0		0.0		2.5	[4]	0.0			0.0	2.5	(283.7)
Income Tax Expense (Credit)															969.7	(73.7)	919.6
Pretax Income															2,898.6	546.8	2,688.2
Income Taxes on Pretax Income at Statutory Rate (35%)															1,014.5	191.4	940.9
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															60.2	41.7	53.6
Investment Tax Credits, Net															(18.8)	(12.3)	(11.6)
State and Local Income Taxes, Net															54.7	(20.7)	24.4
Removal Costs															(32.7)	(39.8)	(28.8)
AFUDC															(37.4)	(44.8)	(51.6)
Valuation Allowance															(1.8)	(128.3)	17.2
U.K. Windfall Tax															0.0	(12.9)	0.0
Tax Reform Adjustments															(26.7)	0.0	0.0
Tax Adjustments															(35.8)	(43.9)	(20.1)
Other															(6.5)	(4.1)	(4.4)
Income Tax Expense (Credit)															$ 969.7	$ (73.7)	$ 919.6
Effective Income Tax Rate															33.50%	(13.50%)	34.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		3,504.6				2,753.0									$ 3,504.6	$ 2,753.0
Deferred Tax Liabilities		(10,318.5)				(14,637.4)									(10,318.5)	(14,637.4)
Property Related Temporary Differences		(5,680.6)				(8,758.1)									(5,680.6)	(8,758.1)
Amounts Due from Customers for Future Federal Income Taxes		1,064.8				(292.2)									1,064.8	(292.2)
Deferred State Income Taxes		(1,124.4)				(976.6)									(1,124.4)	(976.6)
Securitized Assets		(257.7)				(535.6)									(257.7)	(535.6)
Regulatory Assets		(500.3)				(896.9)									(500.3)	(896.9)
Deferred Income Taxes on Other Comprehensive Loss		25.7				88.7									25.7	88.7
Accrued Nuclear Decommissioning		(457.0)				(666.8)									(457.0)	(666.8)
Net Operating Loss Carryforward		86.6				101.2									86.6	101.2
Deferred Tax Assets, Tax Credit Carryforwards, General Business		174.7				45.1									174.7	45.1
Investment in Partnership		(222.0)				(349.6)									(222.0)	(349.6)
Valuation Allowance		0.0				(1.8)									0.0	(1.8)	$ 130.0
All Other, Net		76.3				358.2									76.3	358.2
Net Deferred Tax Liabilities		(6,813.9)				(11,884.4)									(6,813.9)	(11,884.4)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															230.1
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															1.7	2.7	2.7
Interest Income															6.1	9.9	0.8
Reversal of Prior Period Interest Expense															0.0	3.3	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		3.6				2.9									3.6	2.9
Accrual for Payment of Interest and Penalties		8.3				5.8									8.3	5.8
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					98.8							187.0			98.8	187.0	182.0
Increase - Tax Positions Taken During a Prior Period															4.5	86.0	5.4
Decrease - Tax Positions Taken During a Prior Period															(28.0)	(161.2)	(0.4)
Increase - Tax Positions Taken During the Current Year															3.4	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															7.9	(13.0)	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		86.6				98.8									86.6	98.8	187.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		10.5				15.8									$ 10.5	$ 15.8	$ 100.2
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Effect of Income Tax Reform on AEP's Other Business Operations															$ 103.0
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[2]														$ 16.5
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 969.7	$ (73.7)	$ 919.6
Interest Income															16.0	16.3	7.9
Net Income (Loss)		401.8	556.7	376.2	594.2	375.2		(764.2)	[3]	503.9		503.1			$ 1,928.9	618.0	$ 2,052.3
Period with No Change in Unrecognized Tax Benefits															12 months
Original Indiana Corporate Income Tax Rate															8.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Indiana Corporate Tax Rate															4.90%
Reduction In Income Tax New Rate																	6.50%
Pre-2016 TX Income/Franchise Tax Rate															0.95%
New TX Income/Franchise Tax Rate															0.75%
Anticipated TX Income/Franchise Tax Rate															1.00%
Valuation Allowance		0.0				(1.8)									$ 0.0	(1.8)	$ 130.0
Transmission and Distribution Expenses Net Income Adjustment																21.0
Pre July 1 2017 Illinois Corporate Income Tax Rate															5.25%
Effective July 1 2017 Illinois Corporate Income Tax Rate															7.00%
Illinois Replacement Tax															2.50%
Pre July 1, 2017 Total Illinois Corporate Income Tax Rate															7.75%
Effective July 1, 2017 Total Illinois Corporate Income Tax Rate															9.50%
AEP Texas Inc. [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 807.1
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[5]														(117.4)
Federal:
Current															(85.7)	40.9	61.4
Deferred															63.3	29.9	(7.1)
Total Federal															(24.0)	69.1	52.6
State and Local:
Current															0.6	(8.8)	5.6
Deferred															0.0	(0.4)	0.0
Total State and Local															0.6	(9.2)	5.6
Income Tax Expense (Credit)															(23.4)	59.9	58.2
Income Tax Expense:
Deferred															63.3	29.5	(7.1)
Income Tax Expense (Credit)															(23.4)	59.9	58.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		163.9	64.3	49.0	33.3	55.8		8.1		49.0		33.7			310.5	146.6	120.3
Discontinued Operations						(0.6)	[6]	47.4	[6]	0.7	[6]	1.3	[6]		0.0	48.8	1.4
Income Tax Expense (Credit)															(23.4)	59.9	58.2
Pretax Income															287.1	255.3	179.9
Income Taxes on Pretax Income at Statutory Rate (35%)															100.5	89.4	63.0
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															0.7	0.5	0.5
Investment Tax Credits, Net															(1.6)	(1.7)	(1.7)
State and Local Income Taxes, Net															0.4	(6.0)	3.6
Parent Company Loss Benefit															0.0	(2.5)	(3.1)
U.K. Windfall Tax															0.0	(12.9)	0.0
Tax Reform Adjustments															(117.4)	0.0	0.0
Tax Adjustments															(4.2)	(4.9)	(1.6)
Other															(1.8)	(2.0)	(2.5)
Income Tax Expense (Credit)															$ (23.4)	$ 59.9	$ 58.2
Effective Income Tax Rate															(8.20%)	23.50%	32.40%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		221.0				135.8									$ 221.0	$ 135.8
Deferred Tax Liabilities		(1,134.1)				(1,667.5)									(1,134.1)	(1,667.5)
Property Related Temporary Differences		(791.5)				(1,056.1)									(791.5)	(1,056.1)
Amounts Due from Customers for Future Federal Income Taxes		140.9				(5.7)									140.9	(5.7)
Deferred State Income Taxes		(27.5)				(24.2)									(27.5)	(24.2)
Securitized Assets		(190.5)				(407.0)									(190.5)	(407.0)
Regulatory Assets		(36.4)				(61.3)									(36.4)	(61.3)
Deferred Income Taxes on Other Comprehensive Loss		4.1				8.0									4.1	8.0
Deferred Revenue		10.9				18.0									10.9	18.0
All Other, Net		(23.1)				(3.4)									(23.1)	(3.4)
Net Deferred Tax Liabilities		(913.1)				(1,531.7)									(913.1)	(1,531.7)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															261.8
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.0	$ 0.2
Interest Income															1.1	0.2	0.2
Reversal of Prior Period Interest Expense															0.0	0.8	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		2.8				2.1									2.8	2.1
Accrual for Payment of Interest and Penalties		0.1				0.3									0.1	0.3
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					6.5							27.8			6.5	27.8	22.6
Increase - Tax Positions Taken During a Prior Period															2.0	6.5	5.2
Decrease - Tax Positions Taken During a Prior Period															(12.3)	(15.0)	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															3.0	(12.8)	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		(0.8)				6.5									(0.8)	6.5	27.8
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		(0.5)				4.2									$ (0.5)	4.2	26.0
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[5]														$ 117.4
Discontinued Operations																$ (27.5)	$ (1.7)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ (23.4)	$ 59.9	$ 58.2
Net Income (Loss)		163.9	64.3	49.0	33.3	55.8		8.1		49.0		33.7			$ 310.5	146.6	120.3
Period with No Change in Unrecognized Tax Benefits															12 months
Transmission and Distribution Expenses Net Income Adjustment																7.0
AEP Transmission Co [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 558.6
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														0.6
Federal:
Current															(127.5)	(129.4)	(126.3)
Deferred															256.0	205.9	171.3
Total Federal															128.5	76.5	45.0
State and Local:
Current															1.9	0.4	3.1
Deferred															16.8	17.2	11.9
Total State and Local															18.7	17.6	15.0
Income Tax Expense (Credit)															147.2	94.1	60.0
Income Tax Expense:
Deferred															272.8	223.1	183.2
Income Tax Expense (Credit)															147.2	94.1	60.0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		61.8	59.9	107.4	57.0	39.7		52.4		74.8		25.8			286.1	192.7	132.9
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															147.2	94.1	60.0
Pretax Income															433.3	286.8	192.9
Income Taxes on Pretax Income at Statutory Rate (35%)															151.7	100.4	67.5
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net															12.2	11.4	9.8
AFUDC															(18.3)	(18.3)	(18.6)
Tax Reform Adjustments															0.6	0.0	0.0
Other															1.0	0.6	1.3
Income Tax Expense (Credit)															$ 147.2	$ 94.1	$ 60.0
Effective Income Tax Rate															34.00%	32.80%	31.10%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		162.7				61.4									$ 162.7	$ 61.4
Deferred Tax Liabilities		(764.4)				(923.5)									(764.4)	(923.5)
Property Related Temporary Differences		(654.7)				(825.6)									(654.7)	(825.6)
Amounts Due from Customers for Future Federal Income Taxes		89.7				(37.2)									89.7	(37.2)
Deferred State Income Taxes		(77.4)				(55.6)									(77.4)	(55.6)
Deferred Federal Income Taxes on Deferred State Income Taxes		16.3				19.5									16.3	19.5
Net Operating Loss Carryforward		16.8				33.3									16.8	33.3
Deferred Tax Assets, Tax Credit Carryforwards, General Business		0.3				0.0									0.3	0.0
Valuation Allowance		0.0				0.1									0.0	0.1
All Other, Net		7.3				3.4									7.3	3.4
Net Deferred Tax Liabilities		(601.7)				(862.1)									(601.7)	(862.1)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															344.1
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.0	$ 0.0
Interest Income															0.0	0.0	0.0
Reversal of Prior Period Interest Expense															0.0	0.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.0				0.0									0.0	0.0
Accrual for Payment of Interest and Penalties		0.0				0.0									0.0	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					0.0							0.0			0.0	0.0	0.0
Increase - Tax Positions Taken During a Prior Period															0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period															0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		0.0				0.0									0.0	0.0	0.0
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0				0.0									$ 0.0	$ 0.0	$ 0.0
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														$ (0.6)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 147.2	$ 94.1	$ 60.0
Net Income (Loss)		61.8	59.9	107.4	57.0	39.7		52.4		74.8		25.8			$ 286.1	192.7	$ 132.9
Period with No Change in Unrecognized Tax Benefits															12 months
Original Indiana Corporate Income Tax Rate															8.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Indiana Corporate Tax Rate															4.90%
Reduction In Income Tax New Rate																	6.50%
Valuation Allowance		0.0				0.1									$ 0.0	0.1
Appalachian Power Co [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															1,296.4
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														5.7
Federal:
Current															15.3	64.1
Deferred															166.9	125.8
Deferred Investment Tax Credits																	$ (0.3)
Total Federal															182.1	189.8
State and Local:
Current															(1.4)	4.4
Deferred															4.6	4.9
Deferred Investment Tax Credits																	(0.3)
Total State and Local															3.2	9.3
Income Tax Expense (Credit)															185.3	199.1	194.3
Income Tax Expense:
Current																	(32.9)
Deferred															171.5	130.7	227.5
Deferred Investment Tax Credits																	(0.3)
Income Tax Expense (Credit)															185.3	199.1	194.3
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		82.6	86.0	52.1	110.6	65.3		104.1		73.4		126.3			331.3	369.1	340.6
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															185.3	199.1	194.3
Pretax Income															516.6	568.2	534.9
Income Taxes on Pretax Income at Statutory Rate (35%)															180.8	198.9	187.2
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															18.0	19.3	19.8
Investment Tax Credits, Net															(0.1)	(0.1)	(0.3)
State and Local Income Taxes, Net															3.5	6.0	7.2
Removal Costs															(12.4)	(12.0)	(9.9)
AFUDC															(5.0)	(6.1)	(7.0)
Valuation Allowance															0.0	(1.7)	1.7
Tax Reform Adjustments															4.3	0.0	0.0
Other															(3.8)	(5.2)	(4.4)
Income Tax Expense (Credit)															$ 185.3	$ 199.1	$ 194.3
Effective Income Tax Rate															35.90%	35.00%	36.30%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		614.4				413.5									$ 614.4	$ 413.5
Deferred Tax Liabilities		(2,180.1)				(3,085.8)									(2,180.1)	(3,085.8)
Property Related Temporary Differences		(1,308.2)				(2,031.9)									(1,308.2)	(2,031.9)
Amounts Due from Customers for Future Federal Income Taxes		228.0				(73.1)									228.0	(73.1)
Deferred State Income Taxes		(335.7)				(319.3)									(335.7)	(319.3)
Securitized Assets		(59.3)				(106.9)									(59.3)	(106.9)
Regulatory Assets		(83.9)				(159.9)									(83.9)	(159.9)
Deferred Income Taxes on Other Comprehensive Loss		(0.4)				4.5									(0.4)	4.5
Deferred Tax Assets, Tax Credit Carryforwards, General Business		16.6				11.7									16.6	11.7
All Other, Net		(22.8)				2.6									(22.8)	2.6
Net Deferred Tax Liabilities		(1,565.7)				(2,672.3)									(1,565.7)	(2,672.3)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.5	0.0	$ 0.4
Interest Income															0.0	0.1	0.0
Reversal of Prior Period Interest Expense															0.0	0.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.0				0.0									0.0	0.0
Accrual for Payment of Interest and Penalties		1.0				0.1									1.0	0.1
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					0.0							0.3			0.0	0.3	0.0
Increase - Tax Positions Taken During a Prior Period															0.0	0.0	0.3
Decrease - Tax Positions Taken During a Prior Period															0.0	(0.3)	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		0.0				0.0									0.0	0.0	0.3
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0				0.0									$ 0.0	$ 0.0	$ 0.2
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														$ (5.7)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 185.3	$ 199.1	$ 194.3
Net Income (Loss)		82.6	86.0	52.1	110.6	65.3		104.1		73.4		126.3			$ 331.3	369.1	340.6
Period with No Change in Unrecognized Tax Benefits															12 months
Pre July 1 2017 Illinois Corporate Income Tax Rate															5.25%
Effective July 1 2017 Illinois Corporate Income Tax Rate															7.00%
Illinois Replacement Tax															2.50%
Pre July 1, 2017 Total Illinois Corporate Income Tax Rate															7.75%
Effective July 1, 2017 Total Illinois Corporate Income Tax Rate															9.50%
Indiana Michigan Power Co [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 808.7
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														2.3
Federal:
Current															(106.5)	(44.8)
Deferred															202.1	104.9
Deferred Investment Tax Credits																	(3.3)
Total Federal															90.9	63.9
State and Local:
Current															(8.1)	3.4
Deferred															(1.4)	0.2
Deferred Investment Tax Credits																	(3.3)
Total State and Local															(9.5)	3.6
Income Tax Expense (Credit)															81.4	67.5	96.1
Income Tax Expense:
Current																	5.2
Deferred															200.7	105.1	94.2
Deferred Investment Tax Credits																	(3.3)
Income Tax Expense (Credit)															81.4	67.5	96.1
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		42.9	64.9	10.5	68.4	38.5		75.4		51.3		74.7			186.7	239.9	204.8
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															81.4	67.5	96.1
Pretax Income															268.1	307.4	300.9
Income Taxes on Pretax Income at Statutory Rate (35%)															93.8	107.6	105.3
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															11.4	6.7	9.5
Investment Tax Credits, Net															(4.7)	(4.7)	(3.3)
State and Local Income Taxes, Net															(1.0)	2.4	5.8
Removal Costs															(13.3)	(21.3)	(12.6)
AFUDC															(5.6)	(7.3)	(6.2)
Tax Reform Adjustments															(2.9)	0.0	0.0
Tax Adjustments															2.7	(14.2)	(4.2)
Other															1.0	(1.7)	1.8
Income Tax Expense (Credit)															$ 81.4	$ 67.5	$ 96.1
Effective Income Tax Rate															30.40%	22.00%	31.90%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		1,096.4				912.9									$ 1,096.4	$ 912.9
Deferred Tax Liabilities		(2,050.2)				(2,440.3)									(2,050.2)	(2,440.3)
Property Related Temporary Differences		(403.0)				(579.4)									(403.0)	(579.4)
Amounts Due from Customers for Future Federal Income Taxes		137.6				(50.4)									137.6	(50.4)
Deferred State Income Taxes		(180.6)				(158.7)									(180.6)	(158.7)
Regulatory Assets		(43.8)				(81.0)									(43.8)	(81.0)
Deferred Income Taxes on Other Comprehensive Loss		3.9				8.8									3.9	8.8
Accrued Nuclear Decommissioning		(457.0)				(666.8)									(457.0)	(666.8)
Net Operating Loss Carryforward		1.6				7.1									1.6	7.1
All Other, Net		(12.5)				(7.0)									(12.5)	(7.0)
Net Deferred Tax Liabilities		(953.8)				(1,527.4)									(953.8)	(1,527.4)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															332.6
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.2	$ 0.2
Interest Income															1.0	0.0	0.0
Reversal of Prior Period Interest Expense															0.0	0.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.0				0.0									0.0	0.0
Accrual for Payment of Interest and Penalties		1.3				0.9									1.3	0.9
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					3.8							2.4			3.8	2.4	2.3
Increase - Tax Positions Taken During a Prior Period															0.2	1.8	0.1
Decrease - Tax Positions Taken During a Prior Period															(0.5)	(0.4)	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															(0.3)	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		3.2				3.8									3.2	3.8	2.4
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		2.1				2.5									$ 2.1	$ 2.5	$ 1.6
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														$ (2.3)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 81.4	$ 67.5	$ 96.1
Net Income (Loss)		42.9	64.9	10.5	68.4	38.5		75.4		51.3		74.7			$ 186.7	239.9	$ 204.8
Period with No Change in Unrecognized Tax Benefits															12 months
Original Indiana Corporate Income Tax Rate															8.50%
Reduction In Indiana Corporate Tax Rate															0.50%
Reduced Indiana Corporate Income Tax Rate															6.50%
Indiana Corporate Tax Rate															4.90%
Reduction In Income Tax New Rate																	6.50%
Pre July 1 2017 Illinois Corporate Income Tax Rate															5.25%
Effective July 1 2017 Illinois Corporate Income Tax Rate															7.00%
Illinois Replacement Tax															2.50%
Pre July 1, 2017 Total Illinois Corporate Income Tax Rate															7.75%
Effective July 1, 2017 Total Illinois Corporate Income Tax Rate															9.50%
Ohio Power Co [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 743.1
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[5]														(14.3)
Federal:
Current															11.2	178.8
Deferred															141.3	(40.8)
Deferred Investment Tax Credits																	$ (0.1)
Total Federal															152.5	138.0
State and Local:
Current															0.2	4.2
Deferred															6.6	1.6
Deferred Investment Tax Credits																	(0.1)
Total State and Local															6.8	5.8
Income Tax Expense (Credit)															159.3	143.8	126.5
Income Tax Expense:
Current																	89.0
Deferred															147.9	(39.2)	37.6
Deferred Investment Tax Credits																	(0.1)
Income Tax Expense (Credit)															159.3	143.8	126.5
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		92.8	82.6	62.3	86.2	37.5		99.9		74.6		70.2			323.9	282.2	232.7
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															159.3	143.8	126.5
Pretax Income															483.2	426.0	359.2
Income Taxes on Pretax Income at Statutory Rate (35%)															169.1	149.1	125.7
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															7.6	7.1	8.2
Investment Tax Credits, Net															0.0	0.0	(0.1)
State and Local Income Taxes, Net															4.4	3.8	0.7
Tax Reform Adjustments															(14.4)	0.0	0.0
Other															(7.4)	(16.2)	(8.0)
Income Tax Expense (Credit)															$ 159.3	$ 143.8	$ 126.5
Effective Income Tax Rate															33.00%	33.80%	35.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		286.0				232.4									$ 286.0	$ 232.4
Deferred Tax Liabilities		(1,048.9)				(1,578.5)									(1,048.9)	(1,578.5)
Property Related Temporary Differences		(761.2)				(1,090.8)									(761.2)	(1,090.8)
Amounts Due from Customers for Future Federal Income Taxes		127.3				(43.6)									127.3	(43.6)
Deferred State Income Taxes		(41.7)				(34.6)									(41.7)	(34.6)
Regulatory Assets		(107.7)				(174.1)									(107.7)	(174.1)
Deferred Income Taxes on Other Comprehensive Loss		(0.6)				(1.6)									(0.6)	(1.6)
Deferred Fuel and Purchased Power		(24.5)				(117.6)									(24.5)	(117.6)
All Other, Net		45.5				116.2									45.5	116.2
Net Deferred Tax Liabilities		(762.9)				(1,346.1)									(762.9)	(1,346.1)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.2	$ 1.0
Interest Income															1.6	0.0	0.0
Reversal of Prior Period Interest Expense															0.0	0.0	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.3				0.0									0.3	0.0
Accrual for Payment of Interest and Penalties		1.0				1.7									1.0	1.7
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					6.9							6.9			6.9	6.9	6.9
Increase - Tax Positions Taken During a Prior Period															0.0	0.0	0.0
Decrease - Tax Positions Taken During a Prior Period															0.0	0.0	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															0.0	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		6.9				6.9									6.9	6.9	6.9
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		4.5				4.4									$ 4.5	$ 4.4	$ 4.5
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1],[5]														$ 14.3
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 159.3	$ 143.8	$ 126.5
Net Income (Loss)		92.8	82.6	62.3	86.2	37.5		99.9		74.6		70.2			$ 323.9	282.2	232.7
Period with No Change in Unrecognized Tax Benefits															12 months
Pre July 1 2017 Illinois Corporate Income Tax Rate															5.25%
Effective July 1 2017 Illinois Corporate Income Tax Rate															7.00%
Illinois Replacement Tax															2.50%
Pre July 1, 2017 Total Illinois Corporate Income Tax Rate															7.75%
Effective July 1, 2017 Total Illinois Corporate Income Tax Rate															9.50%
Public Service Co Of Oklahoma [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 538.6
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														2.8
Federal:
Current															(77.1)	(28.0)
Deferred															122.7	77.2
Deferred Investment Tax Credits																	(0.6)
Total Federal															44.0	47.8
State and Local:
Current															(0.2)	(1.9)
Deferred															2.0	5.3
Deferred Investment Tax Credits																	(0.6)
Total State and Local															6.1	6.6
Income Tax Expense (Credit)															50.1	54.4	51.3
Income Tax Expense:
Current																	(6.4)
Deferred															124.7	82.5	58.3
Deferred Investment Tax Credits																	(0.6)
Income Tax Expense (Credit)															50.1	54.4	51.3
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		0.6	46.2	20.4	4.8	2.6		52.8		28.9		15.7			72.0	100.0	92.5
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															50.1	54.4	51.3
Pretax Income															122.1	154.4	143.8
Income Taxes on Pretax Income at Statutory Rate (35%)															42.7	54.0	50.3
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															0.3	0.8	0.5
Investment Tax Credits, Net															(1.6)	(1.4)	(1.8)
State and Local Income Taxes, Net															4.0	4.2	5.1
AFUDC															(0.2)	(2.2)	(3.1)
Tax Reform Adjustments															2.8	0.0	0.0
Other															2.1	(1.0)	0.3
Income Tax Expense (Credit)															$ 50.1	$ 54.4	$ 51.3
Effective Income Tax Rate															41.00%	35.20%	35.70%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		269.2				153.8									$ 269.2	$ 153.8
Deferred Tax Liabilities		(911.2)				(1,212.6)									(911.2)	(1,212.6)
Property Related Temporary Differences		(623.8)				(927.3)									(623.8)	(927.3)
Amounts Due from Customers for Future Federal Income Taxes		111.6				(3.2)									111.6	(3.2)
Deferred State Income Taxes		(142.7)				(128.5)									(142.7)	(128.5)
Regulatory Assets		(34.4)				(67.6)									(34.4)	(67.6)
Deferred Income Taxes on Other Comprehensive Loss		(0.8)				(1.8)									(0.8)	(1.8)
Deferred Federal Income Taxes on Deferred State Income Taxes		33.5				50.6									33.5	50.6
Net Operating Loss Carryforward		23.1				16.5									23.1	16.5
Deferred Tax Assets, Tax Credit Carryforwards, General Business		0.7				0.0									0.7	0.0
All Other, Net		(9.2)				2.5									(9.2)	2.5
Net Deferred Tax Liabilities		(642.0)				(1,058.8)									(642.0)	(1,058.8)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															213.9
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.0	$ 0.1
Interest Income															0.0	0.3	0.0
Reversal of Prior Period Interest Expense															0.0	0.7	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.6				0.6									0.6	0.6
Accrual for Payment of Interest and Penalties		0.0				0.0									0.0	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					0.1							1.3			0.1	1.3	1.3
Increase - Tax Positions Taken During a Prior Period															0.1	0.1	0.0
Decrease - Tax Positions Taken During a Prior Period															(0.9)	(1.3)	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															0.7	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		0.0				0.1									0.0	0.1	1.3
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		0.0				0.1									$ 0.0	$ 0.1	$ 0.9
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														$ (2.8)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 50.1	$ 54.4	$ 51.3
Net Income (Loss)		0.6	46.2	20.4	4.8	2.6		52.8		28.9		15.7			$ 72.0	100.0	92.5
Period with No Change in Unrecognized Tax Benefits															12 months
Pre-2016 TX Income/Franchise Tax Rate															0.95%
New TX Income/Franchise Tax Rate															0.75%
Anticipated TX Income/Franchise Tax Rate															1.00%
Transmission and Distribution Expenses Net Income Adjustment																2.0
Southwestern Electric Power Co [Member]
Federal Tax Reform [Abstract]
Decrease in Deferred Income Tax Liabilities															$ 782.9
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														0.7
Federal:
Current															(30.1)	(96.7)
Deferred															84.8	172.6
Deferred Investment Tax Credits																	(1.4)
Total Federal															53.3	74.7
State and Local:
Current															(0.9)	(12.6)
Deferred															(4.3)	(10.0)
Deferred Investment Tax Credits																	(1.4)
Total State and Local															(5.2)	(22.6)
Income Tax Expense (Credit)															48.1	52.1	84.8
Income Tax Expense:
Current																	44.3
Deferred															80.5	162.6	41.9
Deferred Investment Tax Credits																	(1.4)
Income Tax Expense (Credit)															48.1	52.1	84.8
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income		11.0	84.1	25.1	17.3	16.5		84.4		44.3		24.5			137.5	169.7	196.0
Discontinued Operations						0.0		0.0		0.0		0.0
Income Tax Expense (Credit)															48.1	52.1	84.8
Pretax Income															185.6	221.8	280.8
Income Taxes on Pretax Income at Statutory Rate (35%)															65.0	77.6	98.3
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation															1.9	3.2	3.1
Depletion															(5.7)	(5.5)	(5.5)
Investment Tax Credits, Net															(1.4)	(1.2)	(1.4)
State and Local Income Taxes, Net															(2.3)	(14.7)	4.8
AFUDC															(0.9)	(3.9)	(9.2)
Tax Reform Adjustments															(0.4)	0.0	0.0
Tax Adjustments															(9.9)	(0.9)	(3.9)
Other															1.8	(2.5)	(1.4)
Income Tax Expense (Credit)															$ 48.1	$ 52.1	$ 84.8
Effective Income Tax Rate															25.90%	23.50%	30.20%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets		349.4				230.5									$ 349.4	$ 230.5
Deferred Tax Liabilities		(1,267.1)				(1,837.4)									(1,267.1)	(1,837.4)
Property Related Temporary Differences		(908.8)				(1,445.2)									(908.8)	(1,445.2)
Amounts Due from Customers for Future Federal Income Taxes		135.8				(48.2)									135.8	(48.2)
Deferred State Income Taxes		(189.2)				(175.1)									(189.2)	(175.1)
Regulatory Assets		(30.8)				(40.7)									(30.8)	(40.7)
Deferred Income Taxes on Other Comprehensive Loss		1.3				5.1									1.3	5.1
Impairment Loss		17.4				20.3									17.4	20.3
Net Operating Loss Carryforward		38.7				40.3									38.7	40.3
Deferred Tax Assets, Tax Credit Carryforwards, General Business		0.8				0.1									0.8	0.1
All Other, Net		17.1				36.5									17.1	36.5
Net Deferred Tax Liabilities		(917.7)				(1,606.9)									(917.7)	(1,606.9)
Net Income Tax Operating Loss Carryforwards
Federal Net Income Tax Operating Loss															87.6
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense															0.0	0.0	$ 0.4
Interest Income															0.0	0.0	0.0
Reversal of Prior Period Interest Expense															0.0	1.4	0.0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest		0.0				0.1									0.0	0.1
Accrual for Payment of Interest and Penalties		0.0				0.0									0.0	0.0
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,					1.3							9.3			1.3	9.3	7.5
Increase - Tax Positions Taken During a Prior Period															1.7	1.3	1.8
Decrease - Tax Positions Taken During a Prior Period															(5.4)	(9.3)	0.0
Increase - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Tax Positions Taken During the Current Year															0.0	0.0	0.0
Decrease - Settlements with Taxing Authorities															1.6	0.0	0.0
Decrease - Lapse of the Applicable Statute of Limitations															0.0	0.0	0.0
Balance at December 31,		(0.8)				1.3									(0.8)	1.3	9.3
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount		(0.5)				0.8									$ (0.5)	$ 0.8	$ 6.0
Income Taxes (Textuals) [Abstract]
Future Statutory Tax Rate on Pretax Income															21.00%
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform	[1]														$ (0.7)
Statutory Tax Rate on Pretax Income															35.00%	35.00%	35.00%
Limit on Utiliization of Net Operating Losses Arising After December 31, 2017															80.00%
Income Tax Expense (Credit)															$ 48.1	$ 52.1	$ 84.8
Net Income (Loss)		11.0	$ 84.1	$ 25.1	$ 17.3	16.5		$ 84.4		$ 44.3		$ 24.5			$ 137.5	169.7	196.0
Period with No Change in Unrecognized Tax Benefits															12 months
Pre-2016 TX Income/Franchise Tax Rate															0.95%
New TX Income/Franchise Tax Rate															0.75%
Anticipated TX Income/Franchise Tax Rate															1.00%
Transmission and Distribution Expenses Net Income Adjustment																9.0
AEP Transmission Holdco's Equity Investment in ETT [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															$ 154.0
Arkansas [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		72.0													$ 72.0
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2022
Arkansas [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		71.2													$ 71.2
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2022
Kentucky [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		157.6													$ 157.6
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		543.1													$ 543.1
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		533.4													$ 533.4
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		799.8													$ 799.8
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		296.9													$ 296.9
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		477.0													$ 477.0
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		27.9													$ 27.9
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2032
Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		17.8													$ 17.8
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		29.2													$ 29.2
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
West Virginia [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		14.1													$ 14.1
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2037
Ohio Municipal [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		106.3													$ 106.3
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2022
Ohio Municipal [Member] | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		64.2													$ 64.2
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2022
Federal [Member]
Federal:
Deferred Investment Tax Credits															$ 48.6	17.6	0.0
State and Local:
Deferred Investment Tax Credits															48.6	17.6	0.0
Income Tax Expense:
Deferred Investment Tax Credits															48.6	17.6	0.0
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward		4.0													$ 4.0
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		174.7													$ 174.7
Tax Credit Carryforward Amount To Expire If Not Used		145.8													145.8
Income Taxes (Textuals) [Abstract]
Uncertain Tax Positions Netted Against Tax Credit and Alternative Minimum Tax Carryforward Tax Benefits		0.0				17.0									$ 0.0	17.0
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | AEP Texas Inc. [Member]
Federal:
Deferred Investment Tax Credits															$ (1.6)	(1.7)	(1.7)
State and Local:
Deferred Investment Tax Credits															(1.6)	(1.7)	(1.7)
Income Tax Expense:
Deferred Investment Tax Credits															(1.6)	(1.7)	(1.7)
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.6													0.6
Tax Credit Carryforward Amount To Expire If Not Used		0.3													$ 0.3
Federal [Member] | AEP Texas Inc. [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | AEP Texas Inc. [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | AEP Transmission Co [Member]
Federal:
Deferred Investment Tax Credits															$ 0.0	0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															$ 0.0	0.0	$ 0.0
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.3													$ 0.3
Tax Credit Carryforward Amount To Expire If Not Used		0.1													$ 0.1
Federal [Member] | AEP Transmission Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | AEP Transmission Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | Appalachian Power Co [Member]
Federal:
Deferred Investment Tax Credits															$ (0.1)	(0.1)
State and Local:
Deferred Investment Tax Credits															(0.1)	(0.1)
Income Tax Expense:
Deferred Investment Tax Credits															(0.1)	(0.1)
Tax Credit Carryforward
Tax Credit Carryforward, Amount		16.6													16.6
Tax Credit Carryforward Amount To Expire If Not Used		6.1													$ 6.1
Federal [Member] | Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | Indiana Michigan Power Co [Member]
Federal:
Deferred Investment Tax Credits															$ (4.7)	3.8
State and Local:
Deferred Investment Tax Credits															(4.7)	3.8
Income Tax Expense:
Deferred Investment Tax Credits															$ (4.7)	3.8
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		10.6													$ 10.6
Tax Credit Carryforward Amount To Expire If Not Used		10.1													$ 10.1
Federal [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | Ohio Power Co [Member]
Federal:
Deferred Investment Tax Credits															$ 0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		14.8													14.8
Tax Credit Carryforward Amount To Expire If Not Used		1.0													$ 1.0
Federal [Member] | Ohio Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Ohio Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | Public Service Co Of Oklahoma [Member]
Federal:
Deferred Investment Tax Credits															$ (1.6)	(1.4)
State and Local:
Deferred Investment Tax Credits															(1.6)	(1.4)
Income Tax Expense:
Deferred Investment Tax Credits															$ (1.6)	(1.4)
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.7													$ 0.7
Tax Credit Carryforward Amount To Expire If Not Used		0.7													$ 0.7
Federal [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Federal [Member] | Southwestern Electric Power Co [Member]
Federal:
Deferred Investment Tax Credits															$ (1.4)	(1.2)
State and Local:
Deferred Investment Tax Credits															(1.4)	(1.2)
Income Tax Expense:
Deferred Investment Tax Credits															$ (1.4)	$ (1.2)
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date															Dec. 31, 2036
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.8													$ 0.8
Tax Credit Carryforward Amount To Expire If Not Used		0.7													$ 0.7
Federal [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Dec. 31, 2036
Federal [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date															Jan. 01, 2032
Uk Windfall Tax Issue [Member]
State and Local:
Income Tax Expense (Credit)														$ 80.0
Income Tax Expense:
Income Tax Expense (Credit)														80.0
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Income Tax Expense (Credit)														80.0
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense (Credit)														80.0
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Credit)														80.0
Interest Income														$ 43.0
Tax Increase Prevention Act of 2014 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																	50.00%
Tax Increase Prevention Act of 2014 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																	50.00%
Tax Increase Prevention Act of 2014 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																	50.00%
Tax Increase Prevention Act of 2014 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																	50.00%
Tax Increase Prevention Act of 2014 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																	50.00%
Protecting Americans from Tax Hikes Act of 2015 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | AEP Texas Inc. [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | AEP Transmission Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Protecting Americans from Tax Hikes Act of 2015 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Bonus Depreciation Extension Phase Down 40																40.00%
Bonus Depreciation Extension Phase Down 30																30.00%
Solar Investment Tax Credit																30.00%
Net Tax Benefit [Member]
Income Taxes (Textuals) [Abstract]
Discontinued Operations															$ 0.0	$ 0.0	$ 6.2
Net Tax Benefit [Member] | AEP Texas Inc. [Member]
Income Taxes (Textuals) [Abstract]
Discontinued Operations															0.0	27.6	1.8
Expiration of Charitable Contribution Carryforward Deductions [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance						6.0										6.0	17.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance						6.0										6.0	17.0
Investment in Operations of AEPRO [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance																	156.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance																	156.0
Sale of AEPRO [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance																	48.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance																	$ 48.0
2011 Audit Issue Settlement [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance						56.0										56.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance						56.0										56.0
Certain Assets Held for Sale and 2015 Federal Income Tax Return [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance						66.0										66.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance						$ 66.0										66.0
Reversal of Unrealized Capital Loss Carryforward [Member]
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance		2.0													2.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance		2.0													2.0
Federal Tax Reform [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets	[2]														470.2
Increase (Decrease) in Regulatory Liabilities	[2]														5,614.4
Federal Tax Reform [Member] | AEP Texas Inc. [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															12.1
Increase (Decrease) in Regulatory Liabilities															677.6
Federal Tax Reform [Member] | AEP Transmission Co [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															66.9
Increase (Decrease) in Regulatory Liabilities															492.3
Federal Tax Reform [Member] | Appalachian Power Co [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															129.1
Increase (Decrease) in Regulatory Liabilities															1,173.0
Federal Tax Reform [Member] | Indiana Michigan Power Co [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															85.3
Increase (Decrease) in Regulatory Liabilities															725.7
Federal Tax Reform [Member] | Ohio Power Co [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															62.7
Increase (Decrease) in Regulatory Liabilities															666.1
Federal Tax Reform [Member] | Public Service Co Of Oklahoma [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															8.3
Increase (Decrease) in Regulatory Liabilities															533.1
Federal Tax Reform [Member] | Southwestern Electric Power Co [Member]
Federal Tax Reform [Abstract]
Increase (Decrease) in Other Regulatory Assets															69.8
Increase (Decrease) in Regulatory Liabilities															713.8
Deregulated Generation Assets and Deferred Fuel [Member] | AEP Texas Inc. [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(113.0)
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															113.0
Deregulated Generation Assets and Deferred Fuel [Member] | Ohio Power Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(16.0)
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															16.0
Net Regulatory Liability for Tax Reform [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															4,400.0
Incremental Liability for Tax Reform [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															1,200.0
Pretax Excess ADIT [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															4,400.0
Temporary Differences Associated with Depreciable Property [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															3,200.0
Remaining Excess ADIT [Member]
Income Taxes (Textuals) [Abstract]
Excess Accumulated Deferred Income Taxes															1,200.0
State and Local Jurisdiction [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															7.6	(0.1)
State and Local:
Deferred Investment Tax Credits															7.6	(0.1)
Income Tax Expense:
Deferred Investment Tax Credits															7.6	(0.1)
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance		5.0													5.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		31.0													31.0
Tax Credit Carryforward Amount To Expire If Not Used		31.0													31.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
Valuation Allowance		5.0													5.0
State and Local Jurisdiction [Member] | AEP Texas Inc. [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
State and Local Jurisdiction [Member] | AEP Transmission Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Net Deferred Tax Liability and Significant Temporary Differences
Valuation Allowance		2.0													2.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
Valuation Allowance		2.0													2.0
State and Local Jurisdiction [Member] | Appalachian Power Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
State and Local Jurisdiction [Member] | Ohio Power Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
State and Local Jurisdiction [Member] | Public Service Co Of Oklahoma [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															4.3	3.2
State and Local:
Deferred Investment Tax Credits															4.3	3.2
Income Tax Expense:
Deferred Investment Tax Credits															4.3	3.2
Tax Credit Carryforward
Tax Credit Carryforward, Amount		31.0													31.0
Tax Credit Carryforward Amount To Expire If Not Used		31.0													31.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															10.0
State and Local Jurisdiction [Member] | Southwestern Electric Power Co [Member]
Federal Tax Reform [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															(10.0)
Federal:
Deferred Investment Tax Credits															0.0	0.0
State and Local:
Deferred Investment Tax Credits															0.0	0.0
Income Tax Expense:
Deferred Investment Tax Credits															0.0	$ 0.0
Tax Credit Carryforward
Tax Credit Carryforward, Amount		0.0													0.0
Tax Credit Carryforward Amount To Expire If Not Used		$ 0.0													0.0
Income Taxes (Textuals) [Abstract]
Increase(Decrease) in Income Tax Expense (Benefit) from Tax Reform															$ 10.0

[1]	In 2017, in contemplation of corporate federal tax reform, the Registrants adopted a method under Internal Revenue Section 162 for deducting repair and maintenance costs associated with transmission and distribution property. This change resulted in a decrease in state income tax expense of approximately $10 million that has been excluded from the tables above.
[2]	The effect of Tax Reform on AEP’s other business operations (other than the Registrant Subsidiaries), which primarily include unregulated activities in the Generation & Marketing segment, transmission operations reflected in the AEP Transmission Holdco segment and activities recorded in Corporate and Other, increased income tax expense for the year-ended December 31, 2017 by approximately $103 million.
[3]	Includes impairments for certain merchant generation assets (see Note 7).
[4]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[5]	AEP Texas and OPCo recorded favorable adjustments to income tax expense of approximately $113 million and $16 million related to previously owned deregulated generation assets and certain deferred fuel amounts, respectively.
[6]	Includes the transfer of the Wind Farms (see Note 7).